Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	SIERRA BANCORP
Entity Central Index Key	0001130144
Amendment Flag	false